S000091478 [Member] Investment Risks - RJ Eagle Municipal Income ETF	Sep. 12, 2025
Credit risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Credit risk arises if an issuer is unable or unwilling, or is perceived as unable or unwilling, to meet its financial obligations or goes bankrupt;

Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Liquidity risk is the possibility that trading activity in certain securities may, at times, be significantly hampered. The fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund. During times of market turmoil, there may be no buyers or sellers for securities in certain asset classes. The fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the fund. Market prices for such securities may be volatile. The fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars;

Cybersecurity and technology risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Cybersecurity and technology risk. The fund, its service providers, market makers, listing exchange, Authorized Participants, third-party fund distribution platforms and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the fund and its shareholders;

Exchange traded funds such as the fund are subject to the following risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Exchange-traded funds, such as the fund, are subject to the following risks:
Authorized participants concentration risk. The fund has a limited number of financial institutions that may act as authorized participants (i.e., large institutions that have entered into agreements with the distributor of the fund’s shares and are authorized to transact in Creation Units (described below) with the fund) (“Authorized Participants”). Only an Authorized Participant may transact in Creation Units directly with the fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent they exit the business or are otherwise unable to proceed in creation and redemption transactions with the fund and no other Authorized Participant is able to step forward to create or redeem shares, then shares of the fund may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in securities or instruments that have lower trading volumes;
Cash transactions risk. Like other ETFs, the fund sells and redeems its shares primarily in large blocks called “Creation Units” and only to Authorized Participants. Unlike many other ETFs, however, the fund expects to effect its creations and redemptions at least partially or fully for cash, rather than in‑kind securities. Thus, an investment in the fund may be less tax‑efficient than an investment in other ETFs as the fund may recognize a capital gain that it could have avoided by making redemptions in‑kind. As a result, the fund may pay out higher capital gains distributions than ETFs that redeem in‑kind. Further, paying redemption proceeds in cash rather than through in‑kind delivery of portfolio securities may require the fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time;
Premium/discount risk. There may be times when the market price of the fund’s shares is more than its NAV (at a premium) or less than its NAV (at a discount). As a result, shareholders of the fund may pay more than NAV when purchasing shares and receive less than NAV when selling fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell fund shares may be executed at prices well below NAV;
Secondary market trading risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. In addition, such investors may incur the cost of the “spread” also known as the bid‑ask spread, which is the difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). The bid‑ask spread varies over time based on, among other things, trading volume, market liquidity and market volatility. Due to the fund’s active trading strategy, it may be more difficult for market participants making a market in the fund’s shares to hedge their exposure to fund shares, which may lead to wider bid‑ask spreads. Trading in fund shares may be halted by the Exchange (as defined below) because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the fund. In addition, although the fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the fund’s shares will continue to be listed;

High yield security risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss, are susceptible to rising interest rates and have greater volatility, especially when the economy is weak or expected to become weak. Investments in high-yield securities (commonly referred to as “junk bonds”) are inherently speculative and carry a greater risk that the issuer will default on the timely payment of principal and interest. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity. High yield securities carry greater levels of call risk, credit risk and liquidity risk;

Inflation risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Inflation risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the fund’s assets and distributions may decline;

In Kind Contribution Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
In-Kind Contribution Tax Risk. At the start of operations, the fund may acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Internal Revenue Code. If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets. This also could result in the fund’s failure to distribute all of its gains during an applicable year and, in some circumstances, pose a risk that the fund would lose its qualification as a regulated investment company.

The failure of a contribution to satisfy the requirements of Section 351 would cause the contribution to be treated as a taxable event and the contributing shareholder would recognize an immediate gain or loss on the contributed assets. If such failure is not discovered until a later time, this could also cause the contributing shareholder to incorrectly calculate and report gain or loss on its disposition of its fund shares.
The fund makes no representations as to whether any of such in-kind contributions qualify for Section 351 treatment, or as to any ancillary tax consequences. Investors making in-kind contributions to the fund are urged to consult their own tax advisors;

Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services;

Large shareholder risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large shareholder risk is the risk that certain large shareholders, including the investment adviser, a subadviser or an affiliate of either, other funds or accounts advised by the investment adviser or a subadviser or an affiliate of either, or Authorized Participants, may from time to time own a substantial amount of the fund’s shares. In addition, a third party investor, the investment adviser or a subadviser, an Authorized Participant, a lead market maker, or another entity may invest in the fund and hold its investment for a limited time solely to facilitate the commencement of the fund’s operations or the fund’s achieving a specified size or scale. There is no requirement that these shareholders maintain their investment in the fund, and there can be no assurance that any large shareholder would not redeem its investment, that the size of the fund would be maintained at such levels or that the fund would continue to meet applicable listing requirements. There is a risk that such large shareholders or that the fund’s shareholders generally may redeem all or a substantial portion of their investments in the fund in a short period of time, which could have a significant negative impact on the fund’s NAV, liquidity, brokerage costs, and expenses. Large redemptions could also result in tax consequences to shareholders and impact the fund’s ability to implement its investment strategy, and there is no guarantee that the fund could maintain sufficient assets to continue operations, in which case the fund may be liquidated. To the extent these large shareholders transact in shares on the secondary market, such transactions may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

In addition, the fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the fund, the size of the fund, and the market volatility of the fund’s shares. Inclusion in a model could increase demand for the fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the fund’s NAV could be negatively impacted, and the fund’s market price may be below the fund’s NAV during certain periods. In addition, model rebalances may potentially result in increased trading activity.

Management and strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Management and strategy risk is the risk that the value of your investment depends on the judgment of the fund’s subadviser about the quality, relative yield or value of, or market trends affecting, a particular security, industry, sector, region or market segment, or about the economy or interest rates generally. This judgment may prove to be incorrect or otherwise may not produce the intended results, which may result in losses to the fund. Investment strategies employed by the fund’s subadviser in selecting investments for the fund may not result in an increase in the value of your investment or in overall performance equal to other investments;

Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market risk is the risk that markets may at times be volatile, and the values of the fund’s holdings may decline, sometimes significantly and/or rapidly, because of adverse issuer-specific conditions or general market conditions, including a broad stock market decline, which are not specifically related to a particular issuer. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. These and other conditions may cause broad changes in market value, the general outlook for corporate earnings, public perceptions concerning these developments or adverse investment sentiment generally. Changes in the financial condition of a single issuer, industry or market segment also can impact the market as a whole. In addition, adverse market events may lead to increased redemptions, which could cause the fund to experience a loss when selling securities to meet redemption requests by shareholders. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Conversely, it is also possible that, during a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Changes in value may be temporary or may last for extended periods. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Recent market events risk includes risks arising from current and recent circumstances impacting markets. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly.
Moreover, the risks discussed herein associated with an investment in the fund may be increased. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be changing, which may impact such economies and markets in ways that cannot be foreseen at this time.
Some countries, including the U.S., have adopted more protectionist trade policies, including trade tariffs and other trade barriers, which is a trend that appears to be continuing globally. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, risks associated with trade agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment and commodity and currency prices could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant market volatility. In addition, these policies, including the impact on the U.S. dollar, may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.
Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market.
Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the fund and its investments or operations could be negatively impacted.
Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the fund. The full effect of various newly-adopted regulations is not currently known. Due to the broad scope of the regulations being adopted, certain of these changes to regulations could limit the fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the fund to operate, which may impact performance. Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty regarding their impact to the fund.
Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.
High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.
Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences, may negatively impact certain issuers, industries and regions;

Municipal securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Municipal securities risk is the possibility that a municipal security’s value, interest payments or repayment of principal could be affected by economic, legislative or political changes. Municipal securities are also subject to potential volatility in the municipal market and the fund’s share price, yield and total return may fluctuate in response to municipal security market movements. In addition, the fund’s investments in municipal securities are subject to the risks associated with a lack of liquidity in the municipal security market. If the fund invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing transportation, utilities and other similar projects, or in industrial development bonds), it may be more sensitive to adverse economic, business or political developments or conditions affecting those industries. These developments or conditions may include, among other things, legislative developments involving the financing of projects, judicial decisions regarding the validity of the projects or the means of financing such projects, changes to state or federal regulation related to specific types of projects, shortages or price increases of materials needed for the project or a declining need for the project. In addition, the fund’s investments in municipal securities are subject to the following risks:

General obligation bonds risk. A general obligation bond is secured by the full faith, credit and taxing power of the issuing municipality, not revenues from a specific project or source. Consequently, timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. A municipality in which the fund invests may experience significant financial difficulties, including bankruptcy or default, which may negatively impact the fund.
Pre‑refunded bonds risk. Pre‑refunded bonds are bonds that have been refunded to a call date prior to the final maturity of principal, or, in the case of pre‑refunded bonds commonly referred to as “escrowed‑to‑maturity bonds,” to the final maturity of principal, and remain outstanding in the municipal market. The payment of principal and interest of the pre‑refunded bonds is secured by securities held in a designated escrow account where such securities are obligations of the U.S. Treasury, U.S. government agencies or instrumentalities and/or other high-quality bonds. The securities held in the escrow account are pledged to pay the principal and interest of the pre‑refunded bond but do not guarantee the price of the pre‑refunded bond, and therefore, these bonds entail a risk of loss. Investment in pre‑refunded municipal securities may subject the fund to credit risk, interest rate risk, liquidity risk, and market risk.
Private activity bonds risk. The issuers of private activity bonds in which the fund may invest may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or a project itself. The fund’s private activity bond holdings also may pay interest subject to the alternative minimum tax. See the section of the Prospectus entitled “Dividends, Other Distributions and Taxes” for more details.
Puerto Rico municipal securities risk is the risk that the fund may be affected by certain developments, such as political, economic, environmental, social, regulatory or debt restructuring developments, that impact the ability or obligation of Puerto Rico municipal issuers to pay interest or repay principal. In recent years, Puerto Rico has experienced persistent budget deficits, a recession, and related economic, fiscal and financial challenges, a high unemployment rate, a severe natural disaster, and significant underfunded pension liabilities, which may negatively affect the value of any holdings the fund may have in Puerto Rico municipal securities. Certain issuers of Puerto Rico municipal securities have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to pay principal or interest on their obligations.
Revenue obligations risk. Payments of interest and principal on revenue obligations are made only from the revenues generated by a particular facility or class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source. Revenue obligations are not a debt or liability of the local or state government and do not obligate that government to levy or pledge any form of taxation or to make any appropriation for payment;

New adviser risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
New adviser risk. The adviser and subadviser have each only recently begun serving as an investment adviser to ETFs. As a result, investors do not have a long-term track record of managing an ETF from which to judge the adviser or the subadviser, and the adviser and subadviser may not achieve the intended result in managing the fund;

New fund risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
New fund risk is the risk that the current performance of a new fund may not represent how such fund is expected to, or may, perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in a new fund. New funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and they achieve a representative portfolio composition. Fund performance may be lower or higher during this “ramp up” period and also may be more volatile. As a new ETF, the fund may experience low trading volume and wide bid‑ask spreads;

Prepayment and extension risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Prepayment and extension risk. Prepayment and extension risk is the risk that a bond or other fixed-income security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, might not be prepaid as expected. Due to a decline in interest rates or excess cash flow into the issuer, a debt security may be called or otherwise converted, prepaid or redeemed before maturity. If this occurs, no additional interest will be paid on the investment. The fund may have to reinvest the proceeds in another investment at a lower rate, may not benefit from an increase in value that may result from declining interest rate s, and may lose any premium it paid to acquire the security, any of which could result in a reduced yield to the fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, increase the risk of default or delayed payment, heighten interest rate risk and increase the potential for a decline in its price. In addition, as a consequence of a decrease in prepayments, the amount of principal available to the fund for investment would be reduced. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest, which could hurt the fund’s performance;

Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Securities lending risk is the risk that, if the fund lends its portfolio securities and receives collateral in the form of cash that is reinvested in securities, those securities may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the fund’s ability to vote proxies or to settle transactions and there may be a loss of rights in the collateral should the borrower fail financially;

Tax and political risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Tax and political risk. There is no guarantee that the fund’s income will be exempt from U.S. federal income taxes and the federal alternative minimum tax. The Subadviser relies on prospectus disclosure of the tax opinion from the bond issuer’s counsel. None of the investment adviser, the Subadviser or the fund guarantees that these opinions are correct, and there is no assurance that the U.S. Internal Revenue Service (“IRS”) will agree with the bond issuer’s counsel’s tax opinion. Interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the security could decline significantly in value. The interest on any U.S. Treasury securities or other cash equivalents held by the fund may be subject to federal, state and local income taxation and the federal Medicare contribution tax. A significant restructuring of federal income tax rates, or even serious discussion on the topic in Congress, could cause municipal security prices to fall. The demand for municipal securities is strongly influenced by the value of tax‑exempt income to investors. Lower income tax rates could reduce the advantage of owning municipal securities;

U S Treasury obligations risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Treasury obligations risk is the risk that the market value of U.S. Treasury obligations may vary due to fluctuations in interest rates. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the market value of the fund’s investments in obligations issued by the U.S. Treasury to decline. Certain political events in the U.S., such as a prolonged government shutdown or potential default on the national debt, may also cause investors to lose confidence in the U.S. Government and may cause the market value of U. S. Treasury obligations to decline;

Valuation risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Valuation risk arises because the securities held by the fund may be priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the fund’s Board. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold; and

Variable and floating rate securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Variable and floating rate securities risk. The market prices of securities with variable and floating interest rates are generally less sensitive to interest rate changes than are the market prices of securities with fixed interest rates. As short-term interest rates decline, the coupons on variable and floating-rate securities typically decrease. Alternatively, during periods of rising short-term interest rates, the coupons on variable and floating-rate securities typically increase. Changes in the coupons of variable and floating-rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating-rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Certain types of variable and floating rate instruments may be subject to greater liquidity risk than other debt securities.

Interest rate risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Interest rate risk is the risk that the value of investments, such as fixed-income securities, will move in the opposite direction to movements in interest rates. Generally, the value of investments with interest rate risk will fall when interest rates rise. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to a fund. It is difficult to accurately predict the pace at which interest rates might increase or decrease, or the timing, frequency, or magnitude of such changes. The effect of increasing interest rates is more pronounced for any inter mediate‑or longer-term fixed income obligations owned by the fund. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. Interest rates may rise, perhaps significantly and/ or rapidly, potentially resulting in substantial losses to the fund due to, among other factors, a decline in the value of the fund’s fixed income securities, heightened volatility in the fixed income markets and the reduced liquidity of certain fixed income investments. Conversely, during periods of very low or negative interest rates, the fund may be unable to maintain positive returns or pay dividends to fund shareholders;

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The greatest risk of investing in the fund is that you could lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.